united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 02/28

Date of reporting period: 8/31/22

Item 1. Reports to Stockholders. [Insert annual or semi-annual report.]

FMC Excelsior Focus Equity ETF
FMCX

Semi-Annual Report
August 31, 2022

1-888-530-2448
www.firstmanhattan.com

FMC Excelsior Focus Equity ETF
PORTFOLIO REVIEW (Unaudited)
August 31, 2022

The Fund’s performance figures* for the period ended August 31, 2022, as compared to its benchmark:

Since Inception** -
August 31, 2022
FMC Excelsior Focus Equity ETF - NAV	(7.76)%
FMC Excelsior Focus Equity ETF - Market Price	(7.48)%
S&P 500 Total Return Index ***	(6.84)%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.fmcx.com or by calling 1-888-530-2448.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Market price returns are calculated using the closing price and account for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses (gross) are estimated to be 0.70% for the first full year of operations per the April 18, 2022 prospectus.

**	As of the commencement of operations on April 22, 2022.

***	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

The Fund’s holdings by asset class as of August 31, 2022 are as follows:

Asset Class	% of Net Assets
Common Stocks
Consumer Discretionary	17.5%
Financials	16.9%
Communications	16.8%
Technology	15.0%
Health Care	9.8%
Industrials	9.6%
Materials	5.2%
Consumer Staples	3.4%
Real Estate	0.2%
Other Assets in Excess of Liabilities	5.6%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

FMC EXCELSIOR FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 94.4%
	APPAREL & TEXTILE PRODUCTS - 1.6%
10,657	NIKE, Inc., Class B	$1,134,438

	ASSET MANAGEMENT - 11.9%
76,064	Brookfield Asset Management, Inc., Class A	3,659,439
93,311	KKR & Company, Inc.	4,717,804
		8,377,243
	BANKING - 0.2%
1,424	JPMorgan Chase & Company	161,952

	BEVERAGES - 1.9%
7,433	Diageo plc - ADR	1,311,107

	BIOTECH & PHARMA - 1.2%
2,633	Amgen, Inc.	632,710
3,720	Gilead Sciences, Inc.	236,108
		868,818
	CABLE & SATELLITE - 4.5%
14,360	Comcast Corporation, Class A	519,688
7,562	Liberty Broadband Corporation - Series A(a)	762,401
18,589	Liberty Broadband Corporation - Series C(a)	1,890,502
		3,172,591
	CHEMICALS - 5.2%
11,438	Linde plc	3,235,353
3,832	Minerals Technologies, Inc.	223,252
2,248	Nutrien Ltd.	206,299
		3,664,904
	DIVERSIFIED INDUSTRIALS - 1.8%
6,713	Honeywell International, Inc.	1,271,107

	E-COMMERCE DISCRETIONARY - 2.8%
15,350	Amazon.com, Inc.(a)	1,945,920

See accompanying notes to financial statements.

FMC EXCELSIOR FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 94.4% (Continued)
	ELECTRICAL EQUIPMENT - 4.3%
18,775	Keysight Technologies, Inc.(a)	$3,077,034

	HEALTH CARE FACILITIES & SERVICES - 5.6%
7,612	UnitedHealth Group, Inc.	3,953,140

	HOUSEHOLD PRODUCTS - 1.6%
6,120	Colgate-Palmolive Company	478,645
4,549	Procter & Gamble Company (The)	627,489
		1,106,134
	INSURANCE - 4.8%
8	Berkshire Hathaway, Inc., Class A(a)	3,370,464

	INTERNET MEDIA & SERVICES - 8.9%
18,080	Alphabet, Inc., Class A(a)	1,956,618
5,510	Alphabet, Inc., Class C(a)	601,417
31,401	IAC, Inc.(a)	2,018,141
30,047	Match Group, Inc.(a)	1,698,557
		6,274,733
	LEISURE FACILITIES & SERVICES - 9.0%
10,326	McDonald’s Corporation	2,605,043
34,190	Starbucks Corporation	2,874,353
6,994	Yum China Holdings, Inc.	350,469
5,123	Yum! Brands, Inc.	569,883
		6,399,748
	MACHINERY - 3.2%
34,926	Graco, Inc.	2,229,676

	MEDICAL EQUIPMENT & DEVICES - 2.9%
3,795	Baxter International, Inc.	218,061
1,204	Danaher Corporation	324,972
2,779	Thermo Fisher Scientific, Inc.	1,515,444
		2,058,477
	PUBLISHING & BROADCASTING - 3.4%
23,278	Liberty Media Corp-Liberty SiriusXM, Class A(a)	966,968

See accompanying notes to financial statements.

FMC EXCELSIOR FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 94.4% (Continued)
	PUBLISHING & BROADCASTING - 3.4% (Continued)
34,162	Liberty Media Corp-Liberty SiriusXM, Class C(a)	$1,412,940
		2,379,908
	RESIDENTIAL REIT - 0.2%
1,936	Equity Residential	141,676

	RETAIL - DISCRETIONARY - 4.1%
4,166	O’Reilly Automotive, Inc.(a)	2,904,202

	SEMICONDUCTORS - 4.1%
30,268	Entegris, Inc.	2,871,828

	SOFTWARE - 4.7%
12,766	Microsoft Corporation	3,337,926

	TECHNOLOGY HARDWARE - 5.0%
22,656	Apple, Inc.	3,561,976

	TECHNOLOGY SERVICES - 1.2%
1,929	S&P Global, Inc.	679,355
732	Visa, Inc., Class A	145,456
		824,811
	TRANSPORTATION & LOGISTICS - 0.3%
2,910	Kirby Corporation(a)	195,145

	TOTAL COMMON STOCKS (Cost $38,017,107)	66,594,958

	TOTAL INVESTMENTS - 94.4% (Cost $38,017,107)	$66,594,958
	OTHER ASSETS IN EXCESS OF LIABILITIES- 5.6%	3,975,613
	NET ASSETS - 100.0%	$70,570,571

(a)	Non-income producing security.

See accompanying notes to financial statements.

FMC Excelsior Focus Equity ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
August 31, 2022

ASSETS
Investment securities:
At cost	$38,017,107
At value	$66,594,958
Cash	3,607,203
Dividends and interest receivable	66,730
Receivable for investments sold	1,590,754
TOTAL ASSETS	71,859,645

LIABILITIES
Payable for investments purchased	1,244,733
Investment advisory fees payable	44,341
TOTAL LIABILITIES	1,289,074
NET ASSETS	$70,570,571

Net Assets Consist Of:
Paid in capital	$27,292,924
Accumulated earnings	43,277,647
NET ASSETS	$70,570,571

Net Asset Value Per Share:
Net Assets	$70,570,571
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,060,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$23.06

See accompanying notes to financial statements.

FMC Excelsior Focus Equity ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended August 31, 2022 *

INVESTMENT INCOME
Dividends from unaffiliated companies	$241,531
Less: Foreign withholding taxes	(2,410)
TOTAL INVESTMENT INCOME	239,121

EXPENSES
Investment advisory fees	178,183
TOTAL EXPENSES	178,183

NET INVESTMENT INCOME	60,938

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
In-kind redemptions	11,626,011
Investments	3,041,870
14,667,881

Net change in unrealized appreciation on investments	28,577,851

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	43,245,732

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$43,306,670

*	The FMC Excelsior Focus Equity ETF commenced operations on April 22, 2022.

See accompanying notes to financial statements.

FMC Excelsior Focus Equity ETF
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
August 31, 2022 (a)
(Unaudited)
FROM OPERATIONS
Net investment income	$60,938
Net realized gain on investments	14,667,881
Net change in unrealized appreciation on investments	28,577,851
Net increase in net assets resulting from operations	43,306,670

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:	(29,023)
Net decrease in net assets resulting from distributions to shareholders	(29,023)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	51,088,970
Cost of shares redeemed	(23,796,046)
Net increase in net assets resulting from shares of beneficial interest	27,292,924

TOTAL INCREASE IN NET ASSETS	70,570,571

NET ASSETS
Beginning of Period	—
End of Period	$70,570,571

SHARE ACTIVITY
Shares Sold	4,040,000
Shares Redeemed	(980,000)
Net increase in shares of beneficial interest outstanding	3,060,000

(a)	The FMC Excelsior Focus Equity ETF commenced operations on April 22, 2022.

See accompanying notes to financial statements.

FMC Excelsior Focus Equity ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Period Ended
August 31, 2022 (1)
(Unaudited)
Net asset value, beginning of period	$25.01
Activity from investment operations:
Net investment income (2)	0.02
Net realized and unrealized loss on investments	(1.96)
Total from investment operations	(1.94)
Less distributions from:
Net investment income	(0.01)
Total distributions	(0.01)
Net asset value, end of period	$23.06
Market price, end of period	$23.13
Total return (4)(6)	(7.76)%
Market price total return	(7.48)%
Net assets, at end of period (000s)	$70,571
Ratio of net expenses to average net assets (3)	0.70%
Ratio of net investment income to average net assets (3)	0.24%
Portfolio Turnover Rate (4)(5)	39%

(1)	The FMC Excelsior Focus ETF commenced operations on April 22, 2022.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized for periods less than one year.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

See accompanying notes to financial statements.

FMC Excelsior Focus Equity ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
August 31, 2022

1.	ORGANIZATION

The FMC Excelsior Focus Equity ETF (the “Fund”) is a non-diversified series of Northern Lights Fund Trust IV (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2015, which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective seeks long-term capital appreciation. The investment objective is non-fundamental. The Fund commenced operations on April 22, 2022.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund are each investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined or, in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the adviser. The adviser may also enlist third party consultants, such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer, on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

FMC Excelsior Focus Equity ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
August 31, 2022

Fair Valuation Process – Fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause an adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available, the spread between bid and ask prices is substantial, the frequency of sales, the thinness of the market, the size of reported trades, and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of their net asset values. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities, are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the adviser shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the applicable Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

FMC Excelsior Focus Equity ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
August 31, 2022

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of value requires more judgment. Accordingly, the degree of judgment exercised in determining value is greatest for instruments categorized in Level 3.

The inputs used to measure value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2022 for the Fund’s assets measured at value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$66,594,958	$—	$—	$66,594,958
Total	$66,594,958	$—	$—	$66,594,958

The Fund did not hold any Level 3 securities during the period.

*	See Schedule of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid semi-annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributable net realized capital gains, if any, are declared and distributed annually no later than December 31 of each year. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions expected to be taken in the Fund’s February 28, 2023 tax returns and has concluded to date that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Fund identifies its major tax

FMC Excelsior Focus Equity ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
August 31, 2022

jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statements of Operations. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Cash – The Fund considers its investments in an FDIC insured interest bearing savings account to be cash. The Fund maintains cash balances, which, at times, may exceed federally insured limits. The Fund maintains these balances with a high quality financial institution.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Time Deposits – Time deposits are issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the depositor on the date specified with respect to the deposit. Time deposits do not trade in the secondary market prior to maturity. However, some time deposits may be redeemable prior to maturity and may be subject to withdrawal penalties.

FMC Excelsior Focus Equity ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
August 31, 2022

3.	INVESTMENT TRANSACTIONS

For the period ended August 31, 2022, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Fund were as follows:

Purchases	Sales
$40,253,098	$26,814,343

For the period ended August 31, 2022, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Fund were as follows:

Purchases	Sales
$27,264,237	$17,353,766

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Fund are overseen by the Board. First Manhattan Co. (the “Adviser”) serves as the Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Adviser has engaged Vident Investment Advisory, LLC, as the sub-adviser (the “Sub-Adviser”), to manage the assets of the Fund. The Trust has entered into a Global Custody Agreement with State Street Bank and Trust Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC (the “Distributor”) to serve as the principal underwriter and distributor for the Fund.

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.70% of it’s average daily net assets. For the period ended August 31, 2022, the Adviser earned $178,183 in investment advisory fees.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

FMC Excelsior Focus Equity ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
August 31, 2022

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pay UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as “Creation Units.” Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 5,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from a Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and their its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transaction Fees may be used to cover the custodial and other costs incurred by a Fund.

The Transaction Fees for the Fund is listed in the table below:

Fee for In-Kind and Cash	Maximum Additional Variable
Purchases	Charge for Cash Purchases*
$100	2.00%*

*	The maximum Transaction Fee is 2.00% as a percentage of the amount invested.

FMC Excelsior Focus Equity ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
August 31, 2022

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross	Gross
	Unrealized	Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$38,017,107	$29,371,651	$(793,800)	$28,577,851

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

FMC Excelsior Focus Equity ETF
EXPENSE EXAMPLES (Unaudited)
August 31, 2022

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 22, 2022 through August 31, 2022.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending Account	Expenses Paid	Expenses Paid
	Account Value	Value	During Period*	During Period**
Actual	4/22/2022	8/31/22	4/22/22 - 8/31/22	4/22/22 - 8/31/22
FMCX	$1,000.00	$922.40	$2.38	0.70%

Hypothetical
(5% return before expenses)
FMCX	$1,000.00	$1,015.20	$2.49	0.70%

*	“Actual” expense information for the Funds is for the period from April 22, 2022 to August 31, 2022. Actual expenses are equal to the Fund’s annualized net expense ratios multiplied by 129/365 (to reflect the period from April 22, 2022 to August 31, 2022). “Hypothetical” expense information for the Fund’s is presented on the basis of the partial one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratios and average account values over the period, but is multiplied by 129/365 (to reflect the partial half-year period).

**	Annualized.

FMC Excelsior Focus Equity ETF
SUPPLEMENTAL INFORMATION (Unaudited)
August 31, 2022

Approval of the Investment Advisory Agreement between the Trust and First Manhattan Co. (“FMC”)

In connection with the Meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”) held on October 21 and 25, 2021 and April 14, 2022, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “FMC Advisory Agreement”) between FMC and the Trust, with respect to FMC Excelsior Focus Equity ETF (“FMCFE”). In considering the approval of the FMC Advisory Agreement, the Board received materials specifically relating to the FMC Advisory Agreement.

The Board reviewed and discussed the materials about the proposed FMC Advisory Agreement that were provided in advance of the Meeting and deliberated on the approval of the FMC Advisory Agreement. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the FMC Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the FMC Advisory Agreement.

Nature, Extent and Quality of Services. During the discussions with FMC, the Board reviewed materials provided by FMC relating to the FMC Advisory Agreement for FMCFE, including a description of the manner in which investment decisions would be made and executed, and reviewed the professional personnel who would perform services for FMCFE. The Board acknowledged that the personnel who would manage FMCFE have extensive experience implementing strategies similar to that of FMCFE through their involvement in managing separately managed accounts. The Board acknowledged that FMC’s planned to engage a sub-adviser experienced in ETF trading. The Board noted that investment decisions would be made based on extensive internal and external research. After further discussion, the Board concluded that FMC had the ability to provide a level of service consistent with the Board’s expectations.

Performance. The Board noted that FMCFE was new and therefore did not have any prior performance to provide. The Board reviewed performance information for separately managed accounts, which were managed pursuant to an investment strategy substantially similar to that of FMCFE and noted that FMCFE would be managed by the same portfolio management team. The Board noted the separately managed accounts’ positive performance for the one-year and since inception periods. The Board acknowledged that the generally strong performance reported for the separately managed accounts was indicative of the performance that could be expected from FMCFE. However, the Board recognized the separately managed accounts were not under the same various regulatory constraints as an ETF and other differences between ETFs and separately managed accounts.

FMC Excelsior Focus Equity ETF
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
August 31, 2022

Fees and Expenses. The Board discussed the reports prepared by Broadridge and reviewed the proposed advisory fee of FMCFE as compared to its Broadridge selected peer group and Morningstar category. The Board reviewed the proposed annual management fee of 0.95% for FMCFE, noting that FMC proposed to charge a unitary management fee from which FMC would pay substantially all expenses of FMCFE including transfer agency, custody, fund administration, legal, audit and other services, but would not include any front-end or contingent deferred loads; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments; borrowing costs distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of business. The Board noted the advisory fee was higher than the peer group and Morningstar category averages, but acknowledged FMC’s assertion that its research and portfolio management functions were labor intensive. The Board considered a lower advisory fee proposal from FMC before FMCFE’s launch. After further discussion, the Board agreed that given the unitary fee structure, the revised fee proposal was not unreasonable.

Profitability. The Board reviewed a profitability analysis provided by FMC and noted that FMC expected to realize a modest gain in connection with its relationship with FMCFE during the first 12 months of operation. The Board concluded, after further discussion of the profitability analysis provided, that excessive profitability of FMC from its relationship with FMCFE was not an issue at this time.

Economies of Scale. The Board considered whether FMC would realize economies of scale during the initial period of the FMC Advisory Agreement. They noted that the proposed fee schedule did not currently provide breakpoints, but that FMC indicated it was amenable to the discussion of adding breakpoints as FMCFE’s assets experience significant growth. The Board concluded that absence of breakpoints was acceptable at this time.

Conclusion. Having requested and received such information from FMC as the Board believed to be reasonably necessary to evaluate the terms of the FMC Advisory Agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the FMC Advisory Agreement was in the best interests of FMCFE and its future shareholders.

Approval of Sub-Advisory Agreement between FMC and Vident Investment Advisory, LLC (“Vident”)

In connection with the Meeting of the Board held on October 21, 2021, the Trustees, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of a sub-advisory agreement (the “Vident Sub-Advisory Agreement”) between FMC and Vident, with respect to FMCFE. In considering the approval of the Vident Sub-Advisory Agreement, the Board received materials specifically relating to the Vident Sub-Advisory Agreement.

FMC Excelsior Focus Equity ETF
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
August 31, 2022

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Vident Sub-Advisory Agreement and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Vident Sub-Advisory Agreement.

Nature, Extent & Quality of Services. The Board observed that Vident was formed in 2014 and provided asset management and sub-advisory services to sponsors of index and active investment strategies. The Board acknowledged Vident’s use of Bloomberg AIM for trade execution and Vident’s Investment Oversight Committee and Risk Management Committee. The Board reviewed the materials provided by Vident describing its portfolio management and trading process. The Board considered Vident’s trading system provided for pre and post trade compliance and was monitored on a daily basis. In considering the financial condition of Vident, the Board noted that the adviser had performed a due diligence review and concluded it was comfortable with Vident’s financial condition. The Board noted the adviser’s endorsement of Vident’s capabilities, resources and personnel necessary to provide sub-advisory services to FMCFE in a manner consistent with Vident’s compliance policies and procedures. The Board discussed Vident’s broker-dealer selection process and acknowledged that Vident approved broker-dealers based on a broad range of factors. The Board further noted that Vident represented that it had no material compliance or litigation issues that could be expected to create any material issues for its ability to operate. The Board concluded that Vident had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Vident Sub-Advisory Agreement. The Board concluded that Vident should be able to provide quality services to FMCFE and its future shareholders.

Performance. As FMCFE is new without any operational history, actual performance was not available or relevant for the Board to consider. The Board considered the experience that Vident had in trading ETFs. After further discussion, the Board concluded that VIA had the potential to perform its sub-advisory duties in line with the Board’s expectations.

Fees and Expenses. The Board noted the proposed sub-advisory fee to be paid by FMC to Vident for sub-advising FMCFE. The Board discussed the sub-advisory fee relative to the advisory fee noting that Vident’s sub-advisory fee would be paid based on the assets of FMCFE as follows: 0.06% on the first $250 million, 0.055% on assets between $250 million and $500 million, and 0.05% on assets greater than $500 million, subject to an annual minimum of $25,000. The Board considered that FMC, rather than FMCFE, would be responsible for the payment of the sub-advisory fee. The Board concluded that the proposed sub-advisory fee payable to Vident was not unreasonable.

FMC Excelsior Focus Equity ETF
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
August 31, 2022

Profitability. The Trustees noted that Vident would receive no other compensation from either a FMCFE or FMC except the sub-advisory fee earned pursuant to the Vident Sub-Advisory Agreement. The Board concluded that the expected profitability from the proposed sub-advisory fee to be paid under the Vident Sub-Advisory Agreement was not excessive in light of the services to be provided by Vident.

Economies of Scale. The Board noted that economies of scale were not an issue at this time as FMCFE had not yet launched. The Board noted that consideration of economies of scale would be revisited to the extent assets of FMCFE grow significantly.

Conclusion. Having requested and received such information from Vident as the Board believed to be reasonably necessary to evaluate the terms of the Vident Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Trustees concluded that the sub-advisory fee structure was not unreasonable and that approval of the Vident Sub-Advisory Agreement was in the best interests of the Trust and the shareholders of FMCFE.

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. August 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Fund use to determine how to vote proxies is available without charge, upon request, by calling 1-877 -658-9473 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often the Shares of the Fund traded on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund during the past calendar year can be found at www.fmcx.com.

INVESTMENT ADVISOR
First Manhattan Co.
399 Park Avenue, 27th Floor
New York, NY 10022

INVESTMENT SUB-ADVISOR
Vident Investment Advisory, LLC
1125 Sanctuary Pkwy, Suite 515
Alpharetta, GA 30009

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

FMC-SA22

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. - Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 11/8/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 11/8/22

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 11/8/22